Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

19. Commitment and Contingencies

Facility Leases

The Company leases its corporate headquarters under an operating lease that expires in November 2025. The Company provided the landlord with a security deposit in the amount of $0.1 million, which was recorded as other assets in the balance sheets.

In connection with the acquisition of Cutanea, the Company inherited various property leases in Pennsylvania, which were non-cancellable. All Cutanea property leases are operating leases and will end in 2021. A security deposit in the amount of $0.1 million was recorded as prepaid expenses and other current assets at December 31, 2020 and September 30, 2021.

Rent expense is recorded on a straight-line basis through the end of the lease term. Certain Cutanea office space is subleased to other tenants. The Company incurred rent expense, net of sublease income, in the amount of $0.2 million and $0.6 million for the three and nine months ended September 30, 2021, respectively, which was included in selling, general, and administrative expenses and restructuring costs. The rent expense, net of sublease income, for the three and nine months ended September 30, 2020 was $0.2 million and $0.8 million, respectively.

Auto Leases

The Company also leases autos for its field sales force with a lease payment term of 40 months. The Company incurred auto lease expense of $0.1 million and $0.4 million for the three and nine months ended September 30, 2021, respectively. Auto lease expense for the three and nine months ended September 30, 2020 was $0.1 million and $0.4 million, respectively.

The minimum aggregate payments of all future lease commitments, net of future sublease income, at September 30, 2021, are as follows:

(in thousands)
Years ending December 31,	Gross future lease commitments	Sublease income	Net future lease commitments
2021 Remaining	$372	$(53)	$319
2022	709	-	709
2023	494	-	494
2024	470	-	470
2025	352	-	352
Total	$2,397	$(53)	$2,344

Cutanea earnout payments

We are obligated to repay to Maruho $3.6 million on December 31, 2022 and $3.7 million on December 31, 2023 for start-up cost financing paid to us in connection with the Cutanea acquisition.

We are also obligated to share product profits with Maruho equally from January 1, 2020 through October 30, 2030. Refer to Note 3, Acquisition Contract Liabilities.

Milestone payments with Ferrer Internacional S.A.

Under the Xepi LSA, we are obligated to make payments to Ferrer upon the occurrence of certain milestones. Specifically, we must pay Ferrer i) $2,000,000 upon the first occasion when annual net sales of Xepi® under the Xepi LSA exceed $25,000,000, and ii) $4,000,000 upon the first occasion annual net sales of Xepi® under the Xepi LSA exceed $50,000,000. No payments were made related to Xepi® milestones for the three and nine months ended September 30, 2021, or 2020. As of September 30, 2021, we were unable to estimate the timing or likelihood of achieving these milestones.

Legal proceedings

At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of FASB ASC Topic 450, Contingencies. The Company expenses as incurred the costs related to such legal proceedings. We are a named party to a lawsuit filed March 23, 2018 in the United States District Court for the District of Massachusetts in which we are alleged to have infringed on certain patents and misappropriated certain trade secrets. Prior to the closing of the IPO, Biofrontera AG shall be responsible for 100% of the legal fees, costs and expenses related to this matter. After the closing of the IPO Biofrontera AG and the Company agreed to share the related legal costs at a rate of 69% and 31%, respectively.

On November 29, 2021, the Company entered into a settlement and release agreement with the respect to the above mentioned litigation. In the settlement, the Company and Biofrontera AG together agreed to make an aggregate payment of $22.5 million to settle the claims in the litigation. The Company will be responsible for $11.25 million of the aggregate settlement amount, plus interest accrued at a rate equal to the weekly average 1-year constant maturity Treasury yield, and agreed to pay in three installments, as follows:

●	On the 25th day following the entry into the settlement agreement, the Company will pay 50% of the aggregate amount it owes;
●	On the 365th day following the entry into the settlement agreement, the Company will pay 25% of the aggregate amount it owes; and
●	On the 730th day following entry into the settlement, the Company will pay 25% of the aggregate amount it owes.

As of September 30, 2021, we recorded a legal settlement liability in the amount of $11.25 million.

19. Commitment and Contingencies

Facility Leases

The Company leases its corporate headquarter under an operating lease that expires in November 2025. The Company provided the landlord with a security deposit in the amount of $0.1 million, which was recorded as other assets in the balance sheets.

In connection with the acquisition of Cutanea Life Sciences, Inc., the Company inherited various property leases in Pennsylvania, which were non-cancellable. All Cutanea property leases are operating leases and will end in 2021. A security deposit in the amount of $0.1 million was recorded as other assets in the balance sheets at December 31, 2019 and within prepaid expenses and other current assets at December 31, 2020.

Rent expense is recorded on a straight-line basis through the end of the lease term. Certain Cutanea office space is subleased to other tenants. The Company incurred rent expense, net of sublease income, in the amount of $0.6 million and $1.0 million for the years ended December 31, 2019 and 2020, respectively, which was included in selling, general, and administrative expenses.

Auto Leases

The Company also leases autos for its field sales force with a lease payment term of 40 months. The Company incurred auto lease expense of $0.6 million and $0.5 million for the years ended December 31, 2019 and 2020, respectively.

The minimum aggregate payments of all future lease commitments, net of future sublease income, at December 31, 2020, are as follows:

(in thousands)
Years ending December 31,	Gross future lease commitments	Sublease income	Net future lease commitments
2021	$1,723	$(323)	$1,400
2022	709	-	709
2023	494	-	494
2024	470	-	470
2025	352	-	352
Total	$3,748	$(323)	$3,425

Cutanea earnout payments

We are obligated to repay to Maruho $3.6 million on December 31, 2022 and $3.7 million on December 31, 2023 in start-up cost financing paid to us in connection with the Cutanea acquisition.

We are also obligated to share product profits with Maruho equally from January 1, 2020 through October 30, 2030. Refer to Note 3, Cutanea Acquisition.

Milestone payments with Ferrer Internacional S.A.

Under the Xepi LSA, we are obligated to make payments to Ferrer upon the occurrence of certain milestones. Specifically, we must pay Ferrer i) $2,000,000 upon the first occasion when annual net sales of Xepi® under the Xepi LSA exceed $25,000,000, and ii) $4,000,000 upon the first occasion annual net sales of Xepi® under the Xepi LSA exceed $50,000,000. No payments were made in 2019 or 2020 related to Xepi® milestones. As of December 31, 2020, we were unable to estimate the timing or likelihood of achieving these milestones.

Legal proceedings

At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of FASB ASC Topic 450, Contingencies. The Company expenses as incurred the costs related to such legal proceedings. We are a named party to a lawsuit filed March 23, 2018 in the United States District Court for the District of Massachusetts in which we are alleged to have infringed on certain patents and misappropriated certain trade secrets. The case is proceeding in 2021. We deny the allegations and any wrongdoing or liability. We do not have contingency reserves established for any litigation liabilities as of December 31, 2019 or 2020 as we determined that the risk of potential exposure is remote.